CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 78,555	$ 60,971		$ 45,688
Net income/(loss) from equity accounted investments	291	188		(119)
Other Income	746	27		304
Total revenues and other income	79,593	61,187		45,873
Purchases (net of inventory variation)	(38,516)	(28,212)		(21,505)
Operating expenses	(9,528)	(8,763)		(9,025)
Selling, general and administrative expenses	(758)	(738)		(762)
Depreciation, amortisation and net impairment losses	(9,249)	(8,644)	[1]	(11,550)	[1]
Exploration expenses	(1,405)	(1,059)		(2,952)
Net operating income/(loss)	20,137	13,771		80
Net financial items	(1,263)	(351)		(258)
Income/(loss) before tax	18,874	13,420	[1]	(178)	[1]
Income tax	(11,335)	(8,822)		(2,724)
Net income/(loss)	7,538	4,598		(2,902)
Attributable to equity holders of the company	7,535	4,590		(2,922)
Attributable to non-controlling interests	$ 3	$ 8		$ 20
Basic earnings per share (in USD)	$ 2.27	$ 1.4		$ (0.91)
Diluted earnings per share (in USD)	$ 2.27	$ 1.4		$ (0.91)
Weighted average number of ordinary shares outstanding (in millions)	3,326	3,268		3,195
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,335	3,288		3,207

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.